UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-8849

                             T.O. RICHARDSON TRUST

                              TWO BRIDGEWATER ROAD
                       FARMINGTON, CONNECTICUT 06032-2256

                               SAMUEL BAILEY, JR.
                         T.O. RICHARDSON COMPANY, INC.
                              TWO BRIDGEWATER ROAD
                      FARMINGTON, CONNECTICUT  06032-2256

                                 1-800-235-1022

Date of fiscal year end: OCTOBER 31, 2003

Date of reporting period:  APRIL 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

T.O. RICHARDSON TRUST

SECTOR ROTATION FUND

Semi-Annual Report
April 30, 2003

T.O. RICHARDSON COMPANY

T.O. Richardson Trust

June 2, 2003

Dear Fellow Shareholders,

  We are happy to report that the stock market has shown evidence during the past two months of a potential end to the three year slide. In addition, the gains seen in April have accelerated during the month of May.

  The following charts and financial statements reflect performance and operations of the T.O. Richardson Sector Rotation Fund for its semi-annual year ending April 30, 2003.

  It is important to remember that it is normal, as the market changes to an upward direction, for the Fund to initially lag the market because our strategy is trend following and the market itself established the trend. While two months does not assure us of a change in long term trends, many of the uncertainties articulated before the beginning of the war in Iraq have resolved themselves favorably.

  Sector investing is driven by technical analysis and recently all major market indices have broken above their November highs. In addition, almost all industry sector groups have moved to positive territory whereas, when the market is weak or falling, few sectors show positive improvement.

  We have increasing confidence in our ability to make gains in the current markets. We thank you for your continued confidence in T.O. Richardson.

   Sincerely,

   /s/Samuel Bailey, Jr.

   Samuel Bailey, Jr.
   President

T.O. Richardson Sector Rotation Fund

        Date             Sector Rotation Fund            S&P 500 Stock Index
        ----             --------------------            -------------------
      12/31/98                 $10,000                         $10,000
       1/31/99                 $11,210                         $10,418
       4/30/99                 $11,261                         $10,905
       7/31/99                 $11,650                         $10,887
      10/31/99                 $12,130                         $11,203
       1/31/00                 $16,237                         $11,495
       4/30/00                 $17,715                         $12,008
       7/31/00                 $16,537                         $11,863
      10/31/00                 $17,190                         $11,884
       1/31/01                 $13,735                         $11,391
       4/30/01                 $11,879                         $10,450
       7/31/01                 $11,219                         $10,163
      10/31/01                 $10,600                          $8,924
       1/31/02                 $10,361                          $9,551
       4/30/02                 $10,109                          $9,130
       7/31/02                  $9,270                          $7,761
      10/31/02                  $8,934                          $7,576
       1/31/03                  $8,110                          $7,352
       4/30/03                  $8,249                          $7,915

This chart assumes an initial investment of $10,000, made on 12/31/98 (inception). Performance reflects fee waivers and does not reflect a non-recurring early withdrawal fee of 1%. In the absence of fee waivers and the
addition of the non-recurring fee, the total return would be reduced.   Returns
shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Unlike the S&P 500, the fund is focused on a few stocks in a small number of sectors and investors are exposed to the risk that a specific sector will fall rapidly in value. The S&P Stock Index is an unmanaged stock index with no fees, therefore, there are differences in performance, risk and expenses between the fund and the index.

                               RATE OF RETURN(%)
                      FOR THE PERIOD ENDED APRIL 30, 2003

                                              SIX MONTHS      ANNUALIZED
                                                ENDED       SINCE INCEPTION
                                               4/30/03         12/31/98
                                              ----------    ---------------
     T.O. Richardson Sector Rotation Fund      (7.67)%          (4.35)%
     Standard & Poor's 500 Stock Index          4.48%           (5.25)%

T.O. RICHARDSON SECTOR ROTATION FUND

SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)

   SHARES                                                              VALUE
   ------                                                              -----
               COMMON STOCK - 76.0%

               APPAREL & FOOTWEAR - 3.4%
     2,600     Coach, Inc. *<F2>                                   $   113,126
     1,900     NIKE, Inc. - Class B                                    101,707
     2,400     The Timberland Company - Class A *<F2>                  119,976
                                                                   -----------
                                                                       334,809
                                                                   -----------

               BANKS - 7.1%
     2,900     Banco Itau Holding Financeira SA - ADR (1)<F1>           96,570
     4,500     Banco Santander Chile SA - ADR (1)<F1>                   98,190
     5,000     BancorpSouth, Inc.                                      100,500
     3,200     First BanCorp.                                           98,784
     2,300     First Tennessee National Corporation                    100,740
    10,800     Fremont General Corporation                             101,088
     2,200     International Bancshares Corporation                     96,382
                                                                   -----------
                                                                       692,254
                                                                   -----------

               BIOMEDICAL - 7.6%
     1,700     Amgen Inc. *<F2>                                        104,210
    10,500     Diversa Corporation *<F2>                               108,570
    10,100     Exact Sciences Corporation *<F2>                         96,354
     2,800     Genzyme Corporation *<F2>                               112,784
    13,800     ID Biomedical Corporation *<F2> (1)<F1>                 102,258
     2,900     IDEC Pharmaceuticals Corporation *<F2>                   94,975
     4,300     Integra LifeSciences Holdings *<F2>                     114,724
                                                                   -----------
                                                                       733,875
                                                                   -----------

               CHEMICALS - 1.1%
     5,700     Bayer AG - ADR (1)<F1>                                  103,740
                                                                   -----------

               DATA PROCESSING - 1.0%
     1,900     Fair Isaac Corporation                                   98,952
                                                                   -----------

               DRUGS - 4.2%
     3,800     Celgene Corporation *<F2>                               101,118
     3,000     MedImmune, Inc. *<F2>                                   105,810
     5,400     Sepracor Inc. *<F2>                                     103,410
     2,100     Teva Pharmaceutical Industries Ltd. - ADR (1)<F1>        98,070
                                                                   -----------
                                                                       408,408
                                                                   -----------

               E-COMMERCE / SERVICES- 3.2%
     3,800     Amazon.com, Inc. *<F2>                                  109,022
     6,300     Digital Insight Corporation *<F2>                       101,871
     1,100     eBay Inc. *<F2>                                         102,212
                                                                   -----------
                                                                       313,105
                                                                   -----------

               EDUCATION - 1.1%
     2,500     University of Phoenix Online *<F2>                      110,350
                                                                   -----------

               FINANCE - 9.1%
     2,500     Capital One Financial Corporation                       104,675
     1,500     Countrywide Financial Corporation                       101,400
     1,300     Fannie Mae                                               94,107
     1,600     Freddie Mac                                              92,640
     8,800     Friedman, Billings, Ramsey Group, Inc. - Class A         96,624
     1,800     Legg Mason, Inc.                                         97,740
     1,500     Lehman Brothers Holdings Inc.                            94,455
     2,700     New Century Financial Corporation                        99,441
    13,300     Providian Financial Corporation *<F2>                    98,021
                                                                   -----------
                                                                       879,103
                                                                   -----------

               MEDICAL PRODUCTS & INSTRUMENTS - 8.9%
    18,600     Align Technology, Inc. *<F2>                            139,500
     8,300     ArthroCare Corporation *<F2>                            126,824
     1,600     C. R. Bard, Inc.                                        101,408
     3,800     Datascope Corp.                                         108,676
    11,400     Hologic, Inc. *<F2>                                     102,600
     2,100     Medtronic, Inc.                                         100,254
     7,700     Noven Pharmaceuticals, Inc. *<F2>                        74,151
     2,000     St. Jude Medical, Inc. *<F2>                            104,920
                                                                   -----------
                                                                       858,333
                                                                   -----------

               MEDICAL SERVICES - 2.1%
    11,200     Chronimed Inc. *<F2>                                     92,960
    14,800     MIM Corporation *<F2>                                   108,336
                                                                   -----------
                                                                       201,296
                                                                   -----------

               REAL ESTATE INVESTMENT TRUSTS - 3.0%
     2,500     Chelsea Property Group, Inc.                             99,150
     1,700     General Growth Properties, Inc.                          94,554
     2,500     Vornado Realty Trust                                     95,000
                                                                   -----------
                                                                       288,704
                                                                   -----------

               RESTAURANTS - 2.3%
     2,700     P.F. Chang's China Bistro, Inc. *<F2>                   113,130
     3,300     Panera Bread Company - Class A *<F2>                    112,299
                                                                   -----------
                                                                       225,429
                                                                   -----------

               RETAIL - 4.4%
     2,500     Bed Bath & Beyond Inc. *<F2>                             98,750
     5,800     Movie Gallery, Inc. *<F2>                               108,054
     2,700     Tractor Supply Company *<F2>                            114,345
     1,800     Wal-Mart Stores, Inc.                                   101,376
                                                                   -----------
                                                                       422,525
                                                                   -----------

               SAVINGS AND LOANS - 9.3%
     4,200     Dime Community Bancshares                                96,852
     3,000     FirstFed Financial Corp. *<F2>                           97,470
     3,100     Flagstar Bancorp, Inc.                                  102,610
     1,300     Golden West Financial Corporation                        98,046
     2,100     GreenPoint Financial Corp.                              100,296
     3,800     Harbor Florida Bancshares, Inc.                         101,194
     4,400     Hudson City Bancorp, Inc.                               102,212
     2,900     New York Community Bancorp, Inc.                        100,688
     2,500     Washington Mutual, Inc.                                  98,750
                                                                   -----------
                                                                       898,118
                                                                   -----------

               THERAPEUTICS - 5.8%
    13,000     Abgenix, Inc. *<F2>                                     123,500
     5,500     Amylin Pharmaceuticals, Inc. *<F2>                      105,050
    11,800     Cell Therapeutics, Inc. *<F2>                           106,200
    10,700     Esperion Therapeutics, Inc. *<F2>                       121,980
     2,400     Gilead Sciences, Inc. *<F2>                             110,736
                                                                   -----------
                                                                       567,466
                                                                   -----------

               TOYS - 2.4%
     4,100     Leapfrog Enterprises, Inc. *<F2>                        109,470
     7,300     Marvel Enterprises, Inc. *<F2>                          122,932
                                                                   -----------
                                                                       232,402
                                                                   -----------
               TOTAL COMMON STOCKS (Cost $7,013,109)                 7,368,869
                                                                   -----------

               EXCHANGE TRADED FUNDS - 15.5%
    19,800     Consumer Discretionary Select Sector SPDR Fund          500,940
    21,400     Financial Select Sector SPDR Fund                       500,118
     6,300     iShares Russell 2000 Index Fund                         500,220
                                                                   -----------
               TOTAL EXCHANGE TRADED FUNDS (Cost $1,494,287)         1,501,278
                                                                   -----------

 PRINCIPAL
   AMOUNT
 ---------
               SHORT-TERM INVESTMENTS - 23.8%

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.2%
               Federal Home Loan Bank Discount Note
$1,864,000     1.00%, 5/01/2003                                      1,864,000
                                                                   -----------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS              1,864,000
                                                                   -----------

               VARIABLE RATE DEMAND NOTES#<F3> - 4.6%
    11,197     American Family Financial Services Inc., 0.91%           11,197
   373,808     U.S. Bank, 1.07%                                        373,808
    58,533     Wisconsin Corporate Central Credit Union, 0.99%          58,533
                                                                   -----------
               TOTAL VARIABLE RATE DEMAND NOTES                        443,538
                                                                   -----------
               TOTAL SHORT-TERM INVESTMENTS
                 (Cost $2,307,538)                                   2,307,538
                                                                   -----------
               TOTAL INVESTMENTS - 115.3%
                 (Cost $10,814,934)                                 11,177,685
               LIABILITIES, LESS OTHER ASSETS - (15.3)%             (1,484,386)
                                                                   -----------
               TOTAL NET ASSETS - 100.0%                           $ 9,693,299
                                                                   -----------
                                                                   -----------

(1)<F1>   Foreign Security.
  *<F2>   Non-income producing security.
  #<F3> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2003.
    ADR   American Depository Receipt.

                     See notes to the financial statements.

T.O. RICHARDSON TRUST
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2003 (UNAUDITED)

                                                                T.O. RICHARDSON
                                                                SECTOR ROTATION
                                                                     FUND
                                                                ---------------
ASSETS:
   Investments, at value (cost $10,814,934)                       $11,177,685
   Dividends and interest receivable                                    2,633
   Other assets                                                        45,643
                                                                  -----------
   Total Assets                                                    11,225,961
                                                                  -----------

LIABILITIES:
   Payable to Advisor                                                  13,867
   Payable for investments purchased                                1,484,106
   Accrued expenses and other liabilities                              34,689
                                                                  -----------
   Total Liabilities                                                1,532,662
                                                                  -----------

   NET ASSETS                                                     $ 9,693,299
                                                                  -----------
                                                                  -----------

NET ASSETS CONSIST OF:
   Capital stock                                                  $30,012,330
   Accumulated undistributed net realized
     loss on investments sold                                     (20,681,782)
   Net unrealized appreciation on investments                         362,751
                                                                  -----------

   TOTAL NET ASSETS                                               $ 9,693,299
                                                                  -----------
                                                                  -----------

Shares Outstanding                                                  1,641,674
  (No par value, unlimited shares authorized)

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                                      $      5.90
                                                                  -----------
                                                                  -----------

                     See notes to the financial statements.

T.O. RICHARDSON TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

                                                                T.O. RICHARDSON
                                                                SECTOR ROTATION
                                                                     FUND
                                                                ---------------
INVESTMENT INCOME:
   Dividend income (net of foreign withholding taxes of $40)      $    18,833
   Interest income                                                     27,035
                                                                  -----------
   Total investment income                                             45,868
                                                                  -----------

EXPENSES:
   Investment advisory fee                                             81,318
   Federal and state registration                                       8,268
   Administration fee                                                  19,110
   Shareholder servicing and accounting costs                          34,420
   Professional fees                                                   14,403
   Reports to shareholders                                              2,712
   Custody fees                                                         9,729
   Trustees' fees and expenses                                          6,352
   Insurance Expense                                                    9,181
                                                                  -----------

   Total operating expenses before expense reductions and
     reimbursements by Advisor (Note 5)                               185,493
   Expense reductions (Note 6)                                        (46,899)
   Expense reimbursement from Advisor                                 (32,880)
                                                                  -----------
   Net expenses                                                       105,714
                                                                  -----------
NET INVESTMENT LOSS                                                   (59,846)
                                                                  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                                (1,058,594)
   Change in unrealized appreciation/depreciation on investments      174,465
                                                                  -----------
   Net realized and unrealized loss on investments                   (884,129)
                                                                  -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  (943,975)
                                                                  -----------
                                                                  -----------

                     See notes to the financial statements.

T.O. RICHARDSON TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  T.O. RICHARDSON
                                                                                SECTOR ROTATION FUND
                                                                        ------------------------------------
                                                                        SIX MONTHS ENDED       YEAR ENDED
                                                                         APRIL 30, 2003     OCTOBER 31, 2002
                                                                        ----------------    ----------------
                                                                          (UNAUDITED)
OPERATIONS:
   Net investment loss                                                    $   (59,846)        $  (117,202)
   Net realized loss on:
      Investments                                                          (1,058,594)         (2,594,898)
      Option contracts expired or closed                                           --            (300,017)
   Change in unrealized appreciation/depreciation
     on investments                                                           174,465             287,023
                                                                          -----------         -----------
   Net decrease in net assets resulting from operations                      (943,975)         (2,725,094)
                                                                          -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                           --            (351,025)
                                                                          -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                  801,989           1,900,894
   Issued as reinvestment of dividends                                             --             346,793
   Cost of shares redeemed                                                 (2,461,657)         (8,471,603)
                                                                          -----------         -----------
   Net decrease in net assets resulting
     from capital share transactions                                       (1,659,668)         (6,223,916)
                                                                          -----------         -----------

TOTAL DECREASE IN NET ASSETS                                               (2,603,643)         (9,300,035)

NET ASSETS:
   Beginning of period                                                     12,296,942          21,596,977
                                                                          -----------         -----------
   End of period                                                          $ 9,693,299         $12,296,942
                                                                          -----------         -----------
                                                                          -----------         -----------

                     See notes to the financial statements.

T.O. RICHARDSON TRUST
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout the period.

                                                                                  T.O. RICHARDSON
                                                                                SECTOR ROTATION FUND
                                                ------------------------------------------------------------------------------------
                                                  SIX MONTHS      YEAR ENDED    YEAR ENDED     YEAR ENDED        FOR THE PERIOD
                                                    ENDED        OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   DECEMBER 31, 1998(1)<F4>
                                                APRIL 30, 2003       2002          2001           2000        TO OCTOBER 31, 1999
                                                --------------   -----------    -----------   -----------   ------------------------
                                                 (UNAUDITED)
PER SHARE DATA:

 Net asset value,
  beginning of period                               $ 6.39          $ 7.71        $16.06         $12.13              $10.00
                                                    ------          ------        ------         ------              ------
Income from
  investment operations:
   Net investment income (loss)                      (0.04)(2)<F5>   (0.06)(2)<F5>  0.13           0.08                0.02
   Net realized and unrealized
     gain (loss) on investments                      (0.45)          (1.13)        (5.41)          4.82                2.11
                                                    ------          ------        ------         ------              ------
Total from investment operations                     (0.49)          (1.19)        (5.28)          4.90                2.13
                                                    ------          ------        ------         ------              ------

Less distributions:
   Dividends from
     net investment income                              --           (0.13)        (0.09)         (0.02)                 --
   Distributions from
     net realized gains                                 --              --         (2.98)         (0.95)                 --
                                                    ------          ------        ------         ------              ------
Total distributions                                     --           (0.13)        (3.07)         (0.97)                 --
                                                    ------          ------        ------         ------              ------
Net asset value, end of period                      $ 5.90          $ 6.39        $ 7.71         $16.06              $12.13
                                                    ------          ------        ------         ------              ------
                                                    ------          ------        ------         ------              ------
Total return                                         (7.67)%(3)<F6> (15.71)%      (38.33)%        41.72%              21.30%(3)<F6>

Supplemental data and ratios:
   Net assets,
     end of period (000's)                          $9,693         $12,297       $21,597        $62,820             $33,780
   Ratio of net operating
     expenses to average
     net assets                                       1.95%(4)(6)(7)  1.95%(6)(7)   1.55%(6)(7)    1.86%(5)(7)         1.95%(4)(6)
                                                       <F7><F9><F10>    <F9><F10>     <F9><F10>      <F8><F10>            <F7><F9>
   Ratio of net investment income
     (loss) to average net assets                    (1.10)%(4)(6)   (0.70)%(6)     1.04%(6)       0.56%(5)            0.36%(4)(6)
                                                          <F7><F9>         <F9>         <F9>           <F8>               <F7><F9>
   Portfolio turnover rate                          566.02%        1007.45%       742.97%        863.94%             946.15%

(1)<F4>   Commencement of operations.
(2)<F5> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F6>   Not annualized.
(4)<F7>   Annualized.
(5)<F8> Ratio includes Advisor expense waiver recovery. The Advisor expense waiver recovery ratio for the period ended October 31, 2000 was 0.05%.
(6)<F9> Operating expense is net of reimbursement and waivers. The ratio excluding reimbursements and waivers for the six months ended April 30, 2003 and the periods ended October 31, 2002, October 31, 2001 and October 31, 1999 would have been 2.56%, 2.09%, 1.55% and 2.51%, respectively. The ratio of net investment income (loss) to average net assets, excluding reimbursements and waivers for the six months ended April 30, 2003 and the periods ended October 31, 2002, October 31, 2001 and October 31, 1999 would have been (1.71%), (0.84%), 1.04%
          and (0.20)%, respectively.
(7)<F10> The net operating expense ratio includes expense reductions from directed brokerage credits. The ratio excluding expense reductions from directed brokerage credits for the six months ended April 30, 2003 and the periods ended October 31, 2002, October 31, 2001 and October 31, 2000 was 2.82%, 2.59%, 2.08% and 1.95%, respectively.

                     See notes to the financial statements.

T.O. Richardson Trust

NOTES TO THE FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)

1.   ORGANIZATION

     The T.O. Richardson Sector Rotation Fund (the "Fund") is a series of the T.O. Richardson Trust (the "Trust"), a voluntary business association organized on June 2, 1998 in the Commonwealth of Massachusetts, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The principal investment objective of the Fund is to seek capital appreciation with some protection against down markets. The Fund commenced operations on December 31, 1998.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

     (a)  Investment Valuation

          Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which they are usually traded or, if there is no such reported sale, securities are valued at the average of the most recent bid and asked prices. Fixed income securities are valued by pricing services that use electronic data processing techniques to determine values. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Trustees. The Board of Trustees may approve the use of pricing services to assist the Fund in determining the Net Asset Value.

     (b)  Federal Income and Excise Taxes

          The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income and excise taxes.

     (c)  Distributions to Shareholders

          Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Accordingly, reclassifications would be made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

     (d)  Security Transactions and Investment Income

          Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discount for debt securities are amortized over the life of the security.

     (e)  Purchased Option Accounting

          Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

     (f)  Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund were as follows:

T.O. RICHARDSON SECTOR ROTATION FUND

                                                       SIX MONTHS ENDED
                                                        APRIL 30, 2003
                                                 -----------------------------
                                                     $                SHARES
                                                 ----------         ----------
     Shares sold                                 $   801,989          136,572
     Shares issued to
       holders in
       reinvestment
       of dividends                                        0                0
     Shares redeemed                              (2,461,657)        (418,964)
                                                 -----------        ---------
     Net decrease                                $(1,659,668)        (282,392)
                                                 -----------
                                                 -----------
     Shares Outstanding:
       Beginning of period                                          1,924,066
                                                                    ---------
       End of period                                                1,641,674
                                                                    ---------
                                                                    ---------

                                                          YEAR ENDED
                                                       OCTOBER 31, 2002
                                                 -----------------------------
                                                     $                SHARES
                                                 ----------         ----------
     Shares sold                                 $ 1,900,894          264,451
     Shares issued to
       holders in
       reinvestment
       of dividends                                  346,793           46,055
     Shares redeemed                              (8,471,603)      (1,187,777)
                                                 -----------        ---------
     Net decrease                                $(6,223,916)        (877,271)
                                                 -----------
                                                 -----------
     Shares Outstanding:
       Beginning of period                                          2,801,337
                                                                    ---------
       End of period                                                1,924,066
                                                                    ---------
                                                                    ---------

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments by the Fund for the period ending April 30, 2003, were as follows:

                                                    T.O. RICHARDSON
                                                  SECTOR ROTATION FUND
                                                  --------------------
     Purchases                                        $37,597,736
     Sales                                            $36,413,372

     There were no purchases or sales of long-term U.S. government securities by the Fund.

5.   INVESTMENT ADVISORY AGREEMENT

     The Trust has an Investment Advisory Agreement (the "Agreement") with T.O. Richardson Company, Inc. (the "Advisor") with whom certain Officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.50% of the Fund's average daily net assets.

     For the period November 1, 2001 through January 13, 2002, the Advisor agreed to waive its investment advisory fee and/or reimburse the Fund (exclusive of brokerage, taxes and extraordinary expenses) to the extent necessary to ensure that the Fund's total operating expenses did not exceed 1.95% of its
average daily net assets.   For the period January 14, 2002 through April 30,
2003, the Advisor agreed to waive its investment advisory fee and/or reimburse the Fund (exclusive of brokerage, taxes and extraordinary expenses) to the extent necessary to ensure that the Fund's total operating expenses, net of directed brokerage credits, did not exceed 1.95% of its average daily net assets. The Advisor may recover from the Fund the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such cap on expenses. For the six months ending April 30, 2003, the Advisor waived investment advisory fees totaling $32,880 for the Fund.

     Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                YEAR OF                   SECTOR ROTATION
               EXPIRATION                       FUND
               ----------                 ---------------
               10/31/2002                     $29,560
               10/31/2004                     $45,846
               10/31/2005                     $22,536
               10/31/2006                     $32,880

6.   EXPENSE REDUCTIONS

     The Advisor had directed certain of the Fund's portfolio trades to brokers at best price and execution and has generated directed brokerage credits to reduce certain service provider fees. Shareholders benefit under this arrangement as the net expenses of the Fund do not include such service provider fees. For the period ended April 30, 2003, the total operating expenses of the Fund were reduced by $46,899, by utilizing directed brokerage credits. Directed brokerage credits resulted in an expense ratio being charged to shareholders of 1.95%. In accordance with Securities and Exchange Commission requirements, such amounts are required to be shown as an expense and have been included in each of the service provider fees in the Statements of Operations.

7.   INFORMATION FOR FEDERAL INCOME TAX PURPOSES

As of April 30, 2003:
Cost of Investments                                        $10,814,934
Gross Unrealized Appreciation                              $   419,869
Gross Unrealized Depreciation                                  (57,118)
                                                           -----------
Net Unrealized Appreciation
  on Investments                                           $   362,751
                                                           -----------
                                                           -----------

As of October 31, 2002:
Undistributed Ordinary Income                              $        --
Undistributed Long-Term Gain                               $        --

     The tax components of dividends and long-term capital gain distributions paid during the year ended October 31, 2002 and capital loss carryovers as of October 31, 2002 are as follows:

      ORDINARY           LONG-TERM               NET            CAPITAL LOSS
       INCOME           CAPITAL GAIN         CAPITAL LOSS         CARRYOVER
     DIVIDENDS         DISTRIBUTIONS       CARRYOVER*<F11>       EXPIRATION
     ---------         -------------       ---------------       ----------
      $351,025            $     --           $16,728,273         10/31/2009
                                             $ 2,894,915         10/31/2010

*<F11> Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

T.O. Richardson Company, Inc.
Two Bridgewater Road
Farmington, Connecticut 06032-2256
800.235.1022

For more information about the
T.O. Richardson Trust Mutual Funds
call 800.643.7477
www.torich.com

Shares distributed through
T.O. Richardson Securities, Inc.,
affiliate of the advisor,
T.O. Richardson Company, Inc.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable to annual reports filed for periods ending before July 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable to annual reports filed for periods ending before July 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5. [RESERVED]
------------------

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
--------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES
-------------------------------

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]
------------------

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.
------------------

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   T.O. Richardson Trust
                    ---------------------------------------------------------

     By (Signature and Title)  /s/Samuel Bailey, Jr.
                              -----------------------------------------------
                         Samuel Bailey, Jr., President and Treasurer

     Date   6-18-03
          -------------------------------------------------------------------